Business Combinations - Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations (Parenthetical) (Detail) - Acquisitions 2016-2018 [member] - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of consideration transferred business combinations [line items]
Goodwill acquired	kr 911	kr 0
Reclassification from purchase price allocation	kr 0	kr (77)